INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision [Table Text Block]
Thousands of United States dollars	For the year ended December 31, 2022	For the year ended December 31, 2021
Current
Canada	$-	$-
U.S. federal	-	-
U.S. state	-	1
Foreign	6	29
Total current tax expense	$6	$30

Deferred
Canada	$(11)	$-
U.S. federal	(1,055)	(96)
U.S. state	(316)	(32)
Foreign	(162)	-
Total deferred tax expense	$(1,544)	$(128)

Total income tax benefit	$(1,538)	$(98)

Schedule of corporate income tax rate [Table Text Block]
	For the year ended December 31, 2022	For the year ended December 31, 2021
Statutory U.S. federal rate	26.5%	26.5%

Earnings in jurisdictions taxed at different rates	0.5%	0.6%
Impairments	-12.9%	0.0%
Stock based compensation	-1.7%	-1.7%
Loss on investments	0.0%	-3.0%
Valuation allowance	-12.3%	-20.7%
Other	2.7%	0.4%
Legal settlement	0.0%	-1.6%
	2.8%	0.5%

Schedule of deferred income tax assets and liabilities [Table Text Block]
Thousands of United States dollars	2022	2021
Deferred tax assets
Non-capital loss carryforwards	$20,240	$7,715
Share issuance costs	1,406	1,589
Unrealized gains (losses) on investments	823	-
Right of use assets	614	-
Other	677	-
Legal settlement	-	106
Allowance for doubtful accounts	-	106
Gross deferred tax assets	23,760	9,516
Valuation allowance	(20,909)	(8,286)
Total net deferred tax assets	2,851	1,230

Deferred tax liabilities
Intangible assets	4,094	2,741
Lease obligations	469	-
Total deferred tax liabilities	4,563	2,741

Net deferred tax liabilities	$(1,712)	$(1,511)